SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
SHARE PURCHASE WARRANTS
Schedule share purchase warrants liability

	Number of	Warrant
(in thousands except warrant amounts)	Warrants	Liability

Balance-December 31, 2021	55,006,475	$20,337
Change in fair value to (profit) and loss (note 21)	—	(20,337)
Balance-December 31, 2022	55,006,475	$—